Fair Value Measurements	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
DMY TECHNOLOGY GROUP, INC. III [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements
Note 8—Fair Value Measurements
The Company follows the guidance in ASC Topic 820, “Fair Value Measurements”, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - U.S. Treasury Securities (1)	$300,029,996	$—	$—
Liabilities:
Derivative warrant liabilities	$—	$—	$34,885,000

(1)	Excludes $569 of cash balance held within the Trust Account
Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2020.
Level 1 instruments include investments in mutual funds invested in government securities and Public Warrants. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
The fair value of the Public Warrants issued in connection with the Public Offering were initially measured at fair value using a Monte Carlo simulation model and subsequently, are based on the listed market price of such warrants, a Level 1 measurement, as of December 31, 2020. The fair value of the Private Placement Warrants were estimated using Black-Scholes model. For the period ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of $6.3 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical and implied volatilities of select peer companies as well as its own that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	At initial issuance	As of December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.60	$10.84
Volatility	22.4%/45.5%	22.7%/44.3%
Term	6.55	6.42
Dividend yield	0.0%	0.0%
The change in the fair value of the derivative warrant liabilities for the period from September 14, 2020 (inception) through December 31, 2020 is summarized as follows:

Derivative warrant liabilities at September 14, 2020 (inception)	$—
Issuance of Public and Private Warrants	27,360,000
Change in fair value of derivative warrant liabilities	7,525,000

Derivative warrant liabilities at December 31, 2020	$34,885,000

Note 8 - Fair Value Measurements
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Black-Scholes simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants since October 2020. For the three and six months ended June 30, 2021, the Company recognized a charge to the accompanying unaudited condensed consolidated statements of operations resulting from an increase of in the fair value of liabilities of approximately $7.5 million and approximately $5.7 million presented as change in fair value of derivative warrant liabilities in the accompanying unaudited condensed consolidated statements of operations, respectively.
The following table presents information about the Company’s consolidated financial assets that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 by level within the fair value hierarchy:
June 30, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - U.S. Treasury Securities (1)	$300,083,544	$—	$—
Liabilities:
Derivative warrant liabilities	$24,000,000	$—	$16,600,000
(1) Excludes $390 of cash balance held within the Trust Account.
December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - U.S. Treasury Securities (1)	$300,029,996	$—	$—
Liabilities:
Derivative warrant liabilities	$—	$—	$34,885,000
(1) Excludes $569 of cash balance held within the Trust Account.
Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in January 2021, when the Public Warrants were separately listed and traded. As of June 30, 2021, the Public Warrants were publicly traded at $3.20 per warrant.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of December 31, 2020	As of June 30, 2021
Exercise price	$11.50	$11.50
Stock price	$10.84	$10.69
Volatility	22.7% / 44.3%	40.5% / 45.2%
Term	6.42	5.25
Risk-free rate	0.57%	0.91%
Dividend yield	0.0%	0.0%
The change in the fair value of the derivative warrant liabilities for the period ended June 30, 2021 is summarized as follows:

Level 3 - Derivative warrant liabilities at December 31, 2020	$34,885,000
Transfer to Level 1	(16,725,000)
Change in fair value of derivative warrant liabilities	(1,560,000)

Level 3 - Derivative warrant liabilities at June 30, 2021	$16,600,000